PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE D – PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following at December 31, 2023 and 2022:

	December 31,
	2023	2022
Security deposits	$71,300	$-
Prepaid VAT	7,821	-
Prepaid legal fees	43,713	-
Prepaid other	78,460	250
Prepaid expenses and other current assets	$201,293	$250